Commitments - Minimum Future Payments Under Leases (Detail) $ in Thousands	Mar. 28, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 14,794
2017	12,256
2018	9,041
2019	8,280
2020	7,452
Thereafter	21,472
Operating Leases, Future Minimum Payments Due, Total	$ 73,295